Income Taxes (Details) $ in Thousands, ₪ in Millions		1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 13, 2022 USD ($)	Mar. 27, 2020	Dec. 22, 2017	Dec. 31, 2017 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018	Dec. 31, 2017 ILS (₪)	Dec. 31, 2011	Dec. 31, 2020 USD ($)	Jan. 01, 2017 ILS (₪)
Income Taxes (Details) [Line Items]
Deferred tax asset (in Dollars)					$ 678,334	$ 667,741
Net operating loss and credit carryovers (in Dollars)					$ 138,200
Reduced corporate tax rate				16.00%				12.00%	16.00%
Percentage of limitation uses			80.00%
Net operating losses, description		The CARES Act amended Internal Revenue Code Section 172(b)(1) for tax years beginning in 2018, 2019 and 2020, requiring taxpayers to carry back NOLs arising in those years to the five preceding tax years, unless the taxpayer elects to waive or reduce the carryback period. To the extent unused as a carryback, these NOLs are now carried forward indefinitely. The CARES Act suspended the Tax Cuts and Jobs Act’s 80% limitation on NOL deductions for tax years beginning in 2018, 2019 and 2020. The 80% limitation will be reinstated for tax years beginning after 2020, for NOLs arising in tax years after 2017.
Corporate tax rate, percentage				7.50%
Enterprise benefits rate						23.00%
Foreign ownership percentage basis for determining tax rate					90.00%
Special preferred enterprise tax exempt period					10 years			10 years
Approved enterprise and beneficiary enterprise income tax exempt or taxable rate					10.00%
Dividend with holding tax rate					15.00%
Lower tax rate, percentage					30.00%
Exempt profits (in Dollars)	$ 44,800				$ 160,600
Paid reduced tax (in Dollars)	$ 2,900
Change in corporate tax rate, amount incurred (in Dollars)					$ 16,100
Special preferred enterprise of reduced tax rates 2									9.00%
Preferred enterprise of reduced tax rates								12.00%
Income tax rate, percentage								7.50%
Preferred benefitted intangible assets (in New Shekels) | ₪											₪ 200
Special preferred enterprise of reduced tax rates								6.00%
Special preferred benefitted intangible assets (in New Shekels) | ₪				₪ 500				₪ 500
Foreign dividend withholding tax rate					4.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Reduced corporate tax rate			35.00%
Foreign ownership percentage basis for determining tax rate					25.00%
Special preferred enterprise tax exempt period					10 years
Minimum [Member]
Income Taxes (Details) [Line Items]
Reduced corporate tax rate			21.00%
Foreign ownership percentage basis for determining tax rate					10.00%
Special preferred enterprise tax exempt period					2 years
Subsidiaries [Member]
Income Taxes (Details) [Line Items]
Operating losses carryforwards (in Dollars)					$ 663,900	$ 628,500
Incurred capital losses (in Dollars)										$ 2,203,200
Deferred tax asset (in Dollars)					678,300	$ 667,700
Accrued interest and penalties related to uncertain tax positions (in Dollars)					$ 300
Benefitted Intangible Assets [Member]
Income Taxes (Details) [Line Items]
Reduced corporate tax rate								6.00%
United States [Member]
Income Taxes (Details) [Line Items]
Statutory tax rates					21.00%
Germany [Member]
Income Taxes (Details) [Line Items]
Statutory tax rates					29.00%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Statutory tax rates					16.50%
Israel [Member]
Income Taxes (Details) [Line Items]
Corporate tax rate, percentage							23.00%
Dividend with holding tax rate					15.00%
Israel Tax Authority [Member]
Income Taxes (Details) [Line Items]
Dividend with holding tax rate					20.00%
Lower tax rate, percentage					20.00%
Income witholding tax rate, percentage					20.00%